CASH AND CASH EQUIVALENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents
Total cash and cash equivalents	₽ 38,070	₽ 84,075	₽ 30,586	₽ 18,470
Russian Rubles
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	27,749	17,012
Short-term deposits with an original maturity of less than 92 days	4,859	52,764
USD
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	1,014	4,873
Euro
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	2,751	2,073
Short-term deposits with an original maturity of less than 92 days		915
Ukraine Hryvna
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	224	1,548
Short-term deposits with an original maturity of less than 92 days	206	3,215
Turkmenian Manat
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	419	721
Other currencies
Cash and Cash Equivalents
Cash and cash equivalents at banks and on hand	844	₽ 954
Short-term deposits with an original maturity of less than 92 days	₽ 4